Defined Benefit Plans - Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	0.00%	3.00%
Debt instruments	21.00%	26.00%
Other	11.00%	13.00%
Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member] | Aegon United States of America [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	5.00%
Debt instruments	57.00%
Other	4.00%
Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member] | Aegon United States of America [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	24.00%
Debt instruments	88.00%
Other	22.00%